DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2018
ATA Intelligent Learning
Significant Concentrations and Risks
Schedule of financial statement amounts and balances of VIE included in the accompanying consolidated financial statements

December 31, 2018
RMB

Cash	25,369,355
Prepaid expenses and other current assets	32,860
Total current assets	25,402,215
Long-term investment	5,919,198
Property and equipment, net	8,382
Total assets	31,329,795

Accrued expenses and other payables	455,577
Amounts due to a related party (i)	28,000,000
Total current liabilities	28,455,577
Total liabilities	28,455,577

Year ended
December 31, 2018
RMB

Net revenues	—
Net loss	(7,125,782)

Year ended
December 31
2018
RMB
Net cash used in operating activities	(172,145)
Net cash used in investing activities (ii)	(12,458,500)
Net cash received from financing activities (ii)	38,000,000

(i)	Amounts due to a related party represent the amount due to ATA Testing, which are eliminated on consolidation.
(ii)

RMB 12,450,000 of net cash used in investing activities and RMB 38,000,000 of net cash received from financing activities were related to the transactions with ATA subsidiaries, which are eliminated on consolidation.

Cash and cash equivalents | Credit concentration risk, customers or financial institutions
Significant Concentrations and Risks
Schedule of significant concentrations and risks

	December 31,	December 31,
	2017	2018
	RMB	RMB
Financial institutions in the mainland of the PRC
— Denominated in Renminbi (“RMB”)	34,656,651	143,760,647
— Denominated in U.S. Dollar (“USD”)	731	34

Total cash balances held at mainland PRC financial institutions	34,657,382	143,760,681

Financial institutions in Hong Kong Special Administrative Region (“HKSAR”) of the PRC
— Denominated in RMB	503	672
— Denominated in Hong Kong Dollar (“HKD”)	9,725,249	8,064,121
— Denominated in USD	8,922,062	38,358,069
— Denominated in Great Britain Pound	173,298	402,799

Total cash and cash equivalents balances held at HKSAR financial institutions	18,821,112	46,825,661

Total cash and cash equivalents balances held at financial institutions	53,478,494	190,586,342